Cash generated from operations (Tables)	12 Months Ended
Sep. 30, 2023
Cash generated from operations
Summary of cash generated from operations

	2023	2022	2021
	$'000	$'000	$'000
(Loss)/profit on continuing operations before tax	(74,049)	53,408	(271,729)
Profit from discontinued operations	3,515	11,667	—
Adjustments for:
Depreciation	2,543	1,292	53
Amortisation of intangible assets	91	—	—
Gain on sale of property, plant and equipment	(53)	—	—
Impairment loss on trade receivables and contract assets	12,335	—	—
Impairment loss on intangible assets	17,601	—	—
Change in trade and other receivables	21,136	(17,949)	(6,132)
Change in trade and other payables	(7,982)	5,586	(1,290)
Share option charge	14,118	21,742	166
Finance income	(41)	—	—
Interest payable	284	221	1,078
Change in fair value of warrants	(10,638)	(117,394)	98,090
IFRS 2 adjustment relating to reverse acquisition	—	—	155,460
Cash (used in)/generated from operations	(21,140)	(41,427)	(24,304)
Reconciliation of net cashflow to movements in net debt:
Opening net cash/(debt)	48,966	86,966	(5,265)
Convertible facilities received	—	—	(14,148)
Borrowings received	—	—	(5,042)
Net interest charge	—	—	(100)
Facilities converted	—	—	18,864
Repayment of borrowings	—	—	6,120
Movement in cash	(4,054)	(28,975)	86,765
Movement on foreign exchange	(457)	(9,025)	(228)
Movement in net cash/ (debt)	(4,511)	(38,000)	92,231
Closing net cash/(debt)	44,455	48,966	86,966
Composition of closing net cash/(debt)
Cash	44,455	48,966	86,966
Bank loans	—	—	—
Convertible loans	—	—	—
Net cash/(debt)	44,455	48,966	86,966